Lease - Schedule of Operating Lease Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Payments [Abstract]
2024		¥ 114
2025	1,354	19
2026	131	10
Total undiscounted operating lease payments	1,485	143
Less: imputed interest	(23)	(3)
Present value of operating lease liabilities	¥ 1,462	¥ 140